Subsequent Events (Details Texual) (Subsequent Event [Member], USD $)	0 Months Ended
	Mar. 24, 2014	Mar. 20, 2014
Subsequent Event [Line Items]
Minimum Number of Public Holders		300
Ownership Interest Of Issued And Outstanding Equity Interest		100.00%
Transaction Consideration	The number of shares comprising the transaction consideration will be (a) (i) EBITDA multiplied by 6, less (ii) the Long Term Debt less cash held by Target; divided by (b) $10.30; provided, however, that in no event will the transaction consideration be less than 80%, by vote or value, of the outstanding capital stock of the Company immediately following the Closing (the “Transaction Consideration”).
Number Of Directors	7
Percentage Of Consent Obtained In Tender Offer	90.00%
Combined Value Of Business After Acquisition	$ 10
Principal Stockholders [Member]
Subsequent Event [Line Items]
Number Of Directors	2
Aquasition Investments Corp [Member]
Subsequent Event [Line Items]
Number Of Directors	1
independent [Member]
Subsequent Event [Line Items]
Number Of Directors	4
KBS International Holdings Inc [Member]
Subsequent Event [Line Items]
Ownership Interest Of Issued And Outstanding Equity Interest	80.00%